Interest and Dividends on Securities (Detail) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Interest Income KRW	Dec. 31, 2009 Interest Income KRW	Dec. 31, 2008 Interest Income KRW	Dec. 31, 2010 Dividends KRW	Dec. 31, 2009 Dividends KRW	Dec. 31, 2008 Dividends KRW
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest and dividends on securities	$ 1,634,052	1,847,460,000	1,852,178,000	1,775,081,000	1,779,899,000	1,793,399,000	1,711,604,000	67,561,000	58,779,000	63,477,000